SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - SGD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets Liabilities
Deferred tax assets	$ 163	$ 163
Deferred tax liabilities	(151)	(188)
Deferred tax liabilities, net		$ (25)
Deferred tax assets, net	$ 12